Investment Strategy - Direxion S&P 500 Plus ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the instruments that comprise the Index or investments with economic characteristics similar to the instruments included in the Index (i.e., derivative instruments, including swap agreements). For purposes of compliance with the Fund's 80% investment policy, the notional value of derivative instruments will be used. The Index as constructed by S&P Dow Jones Indices LLC (“S&P”) measures the performance of a multi-asset portfolio with 100% long exposure to E-mini S&P 500 futures and 100% long exposure to a managed futures strategy. ●The E-mini S&P 500 futures contract component of the Index seeks to provide exposure to the S&P 500 Index, which measures the performance of the 500 leading, large-cap U.S. issuers. An E-mini S&P 500 futures contract is an agreement to buy or sell the securities of the S&P 500 Index at a future date at an agreed-upon price but is smaller than standard S&P 500 futures contracts. An E-mini S&P 500 futures contract is one-fifth the size of a standard S&P 500 futures contract and is traded on the Chicago Mercantile Exchange (CME). The E-mini S&P 500 futures contract provides exposure to the S&P 500 Index at a lower capital requirement. ●The managed futures strategy component of the Index seeks to capture upward and downward trends in the commodity and financial markets. This component consists of either long or short positions in a diversified portfolio of 21 commodity and financial futures. Commodity futures include agriculture (corn, soybeans, wheat, cotton and sugar), metals (gold, silver and copper), and energy (crude oil, heating oil, RBOB gasoline and natural gas) and financial futures include interest rate (30 Year Bond, 10 Year Note and 5 Year Note) and currencies (Australian Dollar, British Pound, Canadian Dollar, Euro, Japanese Yen and the Dollar Index). Each position’s size at rebalance is based on the component’s historical volatility, as measured by a 25-day true range. The true range captures the volatility of a commodity by considering the range between the highest and lowest prices, accounting for gaps between the previous day's close and the current day's high and low prices. The Index seeks to optimize each futures position on each roll period to minimize the trading required. The weight for each component is based on the individual volatility of that futures contract and index level. The Index is constructed utilizing futures contracts. To maintain its exposure, the Fund must sell futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price. The presence of contango would be expected to adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. The Index rebalances monthly. Because the Index will frequently roll futures contracts, the Fund’s portfolio may be subject to a high portfolio turnover rate. The Fund will principally invest in futures contracts, such as equity index futures, commodity futures, interest rate futures and currency futures, to obtain exposure to the Index. The Fund may also invest in securities of the S&P 500 Index and exchange-traded funds or swap contracts that provide exposure to the S&P 500 Index. The Fund expects to invest its remaining assets in any one or more of the following to provide liquidity, serve as margin or collateralize the Fund’s investment futures contracts: repurchase agreements, reverse repurchase agreements, U.S. Treasuries, other U.S. government obligations, money market funds and funds that invest in short-term bonds, cash and cash equivalents. Under normal circumstances, the Fund will invest indirectly, through a wholly-owned and controlled subsidiary (the “Subsidiary”), in futures contracts. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the components of the Index in a manner that is permitted by the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. In addition to investing in the Subsidiary, the Fund will invest, directly and indirectly (through the Subsidiary) in commodity, currency and financial futures, as well as certain short-term fixed-income investments certain of which serve as margin or collateral for the Subsidiary’s futures positions. The Adviser will use its discretion to determine how much of the Fund’s total assets to invest in the Subsidiary, however, the Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets at the end of each quarter of its taxable year, except in certain circumstances. The Subsidiary operates under Cayman Islands law and is advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index but are designed to help the Fund track the Index. The Fund will rebalance its portfolio when the Index rebalances. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.